Long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

			December 31,
Term loan	Maturity date	Interest rate	2025	2024
EDC	September 15, 2026	U.S. Prime Rate plus 2.01%	$2,924	$6,837
Current portion			2,924	3,905
Long-term portion			—	2,932
Term loan facilities, net of debt issuance costs			$2,924	$6,837